Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Fair value measurements

11. Fair value measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2018 and 2019 include available-for-sale securities investments.

Available-for-sale securities investments represent the marketable equity securities invested by the Company. The marketable equity securities are carried at fair values.

As of December 31, 2018 and 2019, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value based on independent valuation report as described below. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company's best estimate, which is determined by using information including but not limited to the quoted price, liquidity factors and selection of the comparable companies. The Company classifies the valuation techniques that use these inputs as Level 2.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments - marketable equity securities	$25,681,848	—	$25,681,848	—

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments - marketable equity securities	$38,858,216	—	$38,858,216	—

The Company did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.

From January 1, 2020 through the date of the report, the Company has sold a total of 12.5 million shares of the marketable equity securities for approximately $7.5 million of cash consideration.

Management is closely monitoring developments related to the coronavirus outbreak and proactively coping with the impacts on business operation and finance, including assessing the impact on the fair value of the available-for-sale securities.